10. Long-Term Debt (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Note payable, current portion	$ 87,000	$ 143,000
Non-cash interest expense	0	863,000
Financing of Automobile
Debt face amount	$ 40,000
Debt interest rate	11.99%
Principal payments made	$ 8,000
Interest payments made	1,000
Debt balance at year end	3,000
Note payable, current portion	3,000
Insurance Premiums
Debt face amount	$ 188,000
Debt interest rate	4.81%
Debt maturity date	Aug. 25, 2014
Principal payments made	$ 135,000
Interest payments made	1,000
Insurance Premiums 2nd
Debt face amount	$ 116,000
Debt interest rate	5.50%
Debt maturity date	Aug. 25, 2015
Principal payments made	$ 33,000
Interest payments made	1,000
Debt balance at year end	84,000
Note payable, current portion	$ 84,000
VLL5 and VLL6 [Member]
Principal payments made		1,379,000
Interest payments made		188,000
Non-cash interest expense		$ 863,000